Organization (Details) - Subsequent event - Jefferson Capital, Inc. before the business combination	Jun. 30, 2025
JCAP TopCo, LLC
Organization
Ownership percentage	100.00%
Jefferson Capital Holdings, LLC
Organization
Ownership percentage	100.00%